Equity Capital Structure and Equity Incentive Plan	12 Months Ended
Dec. 31, 2022
Retirement Benefits [Abstract]
Equity Capital Structure and Equity Incentive Plan

9. Equity Capital Structure and Equity Incentive Plan:

Effective May 13, 2022, the Company effected a four-for-one Reverse Stock Split on its issued and outstanding common stock. All share and per share amounts disclosed in the accompanying financial statements give effect to this Reverse Stock Split retroactively, for all periods presented.

The Company’s authorized common and preferred stock consists of 450,000,000 common shares, 50,000,000 preferred shares of which 1,000,000 are authorized as Series A Convertible Preferred Shares. As of December 31, 2021 and 2022, the Company had a total of 10,613,964 common shares and 10,614,319 common shares issued and outstanding, respectively and 449,673 and 449,473 Series A Convertible Preferred Shares issued and outstanding, respectively, each with a par value of USD 0.001 per share.

On October 13, 2020, the Company announced the closing of its offering of 200,000 Units at an offering price of $25.00 per Unit (the “Offering”). Each Unit was immediately separable into one 7.75% Series A Convertible Preferred Shares and eight (8) detachable Warrants, each warrant exercisable for one common share, for a total of up to 1,600,000 common shares of the Company. Each Warrant will entitle the holder to purchase one common share at an initial exercise price of $5.60 per share at any time prior to October 13, 2025 or, in case of absence of an effective registration statement, to exchange those cashless based on a formula. Any Warrants that remain unexercised on October 13, 2025, shall be automatically exercised by way of a cashless exercise on that date.

On October 13, 2020, the Company had granted the underwriter a 45-day option to purchase up to 30,000 additional Series A Convertible Preferred Shares and/or 240,000 additional Warrants. The purchase price to be paid by the Underwriters per optional preferred share was $23.051 and the purchase price per optional Warrant was $0.00925. On the same day, the underwriter partially exercised its overallotment option for 135,040 Warrants for gross proceeds of $1. The Company considered that the overallotment option was a freestanding financial instrument but did not meet the derivative definition criteria and did not require bifurcation. The Warrants are also subject to customary adjustment provisions, such as for stock dividends, subdivisions and combinations and certain fundamental transactions such as those in which the Company directly or indirectly, in one or more related transactions effect any merger or consolidation of the Company with or into another entity, or the Company effects any sale, lease, license, assignment, transfer, conveyance or other disposition of all or substantially all of its assets in one or a series of related transactions. The Company determined that the Warrants are indexed to its own stock and meet all the conditions for equity classification.

The Series A Convertible Preferred Shares and Warrants are listed on the Nasdaq Capital Market under the symbols “PXSAP” and “PXSAW”, respectively.

Each Series A Convertible Preferred Share is convertible into common shares at an initial conversion price of $5.60 per common share, or 4.46 common shares, at any time at the option of the holder, subject to certain customary adjustments.

PYXIS TANKERS INC.

Notes to the Consolidated Financial Statements

December 31, 2021 and 2022

(Expressed in thousands of U.S. dollars, except for share and per share data)

9. Equity Capital Structure and Equity Incentive Plan: - Continued:

If the trading price of Pyxis Tankers’ common stock equals or exceeds $9.52 per share for at least 20 days in any 30 consecutive trading day period ending 5 days prior to notice, the Company can call, in whole or in part, for mandatory conversion of the Series A Convertible Preferred Shares. The holders, however, will be prohibited from converting the Series A Convertible Preferred Shares into common shares to the extent that, as a result of such conversion, the holder would own more than 9.99% of the total number common shares then issued and outstanding, unless a 61-day notice is delivered to the Company. The conversion price is subject to customary anti-dilution and other adjustments relating to the issuance of common shares as a dividend or the subdivision, combination, or reclassification of common shares into a greater or lesser number of common shares.

Beginning on October 13, 2023, the Company may, at its option, redeem the Series A Convertible Preferred Shares, in whole or in part, by paying $25.00 per share, plus any accrued and unpaid dividends to the date of redemption.

If the Company liquidates, dissolves or winds up, holders of the Series A Convertible Preferred Shares will have the right to receive $25.00 per share, plus all accumulated, accrued and unpaid dividends (whether or not earned or declared) to and including the date of payment, before any payments are made to the holders of the Company’s common shares or to the holders of equity securities the terms of which provide that such equity securities will rank junior to the Series A Convertible Preferred Shares. The rights of holders of Series A Convertible Preferred Shares to receive their liquidation preference also will be subject to the proportionate rights of any other class or series of our capital stock ranking in parity with the Series A Convertible Preferred Shares as to liquidation.

The Series A Convertible Preferred Shares are not redeemable for a period of three years from issuance, except upon change of control. In the case of a change of control that is pre-approved by the Company’s Board of Directors, holders of Series A Convertible Preferred Shares have the option to (i) demand that the Company redeem the Series A Convertible Preferred Shares at (a) $26.63 per Series A Convertible Preferred Share from the date of issuance until October 13, 2021, (b) $25.81 per Series A Convertible Preferred Share from October 13, 2021 until October 13, 2022 and (c) $25.00 after October 13, 2022, or (ii) continue to hold the Series A Convertible Preferred Shares. Upon a change of control, the holders also have the option to convert some or all of the Series A Convertible Preferred Shares, together with any accrued or unpaid dividends, into shares of common stock at the conversion rate. Change of Control means that (i) Mr. Valentios Valentis and his affiliates cease to own at least 20% of the voting securities of the Company, or (ii) a person or group acquires at least 50% voting control of the Company, and in the case of each of either (i) or (ii), neither the Company nor any surviving entity has its common stock listed on a recognized U.S. exchange.

The Series A Convertible Preferred Shares did not generate a beneficial conversion feature (BCF) upon issuance as the fair value of the Company’s common shares was lower than the conversion price. The Series A Convertible Preferred Shares did not meet the criteria for mandatorily redeemable financial instruments. Additionally, the Company determined that the nature of the Series A Convertible Preferred Shares was more akin to an equity instrument and that the economic characteristics and risks of the embedded conversion options were clearly and closely related to the Series A Convertible Preferred Shares. As such, the conversion options were not required to be bifurcated from the equity host under ASC 815, Derivatives and Hedging. The Company also determined that the redemption call option did meet the definition of a derivative but is eligible for exception from derivative accounting and thus no bifurcation of the feature was performed.

The Series A Convertible Preferred Shares will not vote with the common shares, however, if dividends on the Series A Convertible Preferred Shares are in arrears for eighteen (18) or more consecutive or non-consecutive monthly dividends, the holders of the Series A Convertible Preferred Shares, voting as a single class, shall be entitled to vote for the election of one additional director to serve on the Board of Directors until the next annual meeting of shareholders following the date on which all dividends that are owed and are in arrears have been paid. In addition, unless the Company has received the affirmative vote or consent of the holders of at least 66.67% of the then outstanding Series A Convertible Preferred Shares, voting as a single class, the Company may not create or issue any class or series of capital stock ranking senior to the Series A Convertible Preferred Shares with respect to dividends or distributions.

Dividends on the Series A Convertible Preferred Shares are cumulative from and including the date of original issuance in the amount of $1.9375 per share each year, which is equivalent to 7.75% of the $25.00 liquidation preference per share. Dividends on the Series A Convertible Preferred Shares are paid monthly in arrears starting November 20, 2020, to the extent declared by the board of directors of the Company.

PYXIS TANKERS INC.

Notes to the Consolidated Financial Statements

December 31, 2021 and 2022

(Expressed in thousands of U.S. dollars, except for share and per share data)

9. Equity Capital Structure and Equity Incentive Plan: - Continued:

The Company also agreed to issue and sell to designees of the underwriter as compensation, two separate types of Underwriter’s Warrants for an aggregate purchase price of $100 (absolute amount). The warrants were issued pursuant to an Underwriting Agreement dated October 8, 2020. The first type of the Underwriter’s Warrants is a warrant for the purchase of an aggregate of 2,000 Series A Convertible Preferred Shares at an exercise price of $24.92 and the second type is a warrant for the purchase of an aggregate of 16,000 Warrants at an exercise price of $0.01, at any time on or after April 6, 2021 and prior to October 8, 2025 (the “Termination Date”). On exercise, each Underwriter Warrant allows the holder to purchase one Series A Convertible Preferred Share or one Warrant to purchase one common share of the Company at $5.60 or, in case of absence of an effective registration statement, to exchange those cashless based on a formula set in the Underwriting Agreement. Any Underwriter’s Warrants that remain unexercised on the Termination Date shall be automatically exercised by way of a cashless exercise on that date. The Underwriter’s Warrants are also subject to customary adjustment provisions similar to the detachable Warrants discussed above. The Company has accounted for Underwriter’s Warrants in accordance with ASC 718-Compensation-Stock Compensation, classified within stockholders’ equity.

The Company received gross proceeds of $5.0 million from the Offering, prior to deducting underwriting discounts and offering expenses. The net proceeds from the Offering of approximately $4.3 million were used for general corporate purposes, including working capital and the repayment of debt.

During 2020, 18,525 Series A Convertible Preferred Shares were converted into 83,027 registered common shares of the Company while no Warrants were exercised. At December 31, 2020, the Company had 181,475 outstanding Series A Convertible Preferred Shares and 1,735,040 Warrants (exclusive of 2,000 underwriter’s Warrants to purchase 2,000 Series A Convertible Preferred Shares and 16,000 underwriter’s warrant to purchase 16,000 common shares which remained outstanding as of December 31, 2020).

On July 16, 2021, the Company completed a follow-on public offering of 308,487 shares of 7.75% Series A Convertible Preferred Shares of $25 liquidation preference per share, which trade on the Nasdaq Capital Market under the symbol “PXSAP”, at a purchase price of $20.00 per share. These shares formed a single series with and have the same terms and conditions as the Series A Convertible Preferred Shares issued on October 13, 2020, discussed above. Pyxis received gross proceeds of approximately $6,170 from the follow-on offering, prior to deducting underwriting discounts and offering expenses or $5,563 after offering expenses. The Company agreed to issue to the representative of the underwriter warrants to purchase 2,683 shares of Series A Preferred Shares. The Warrants will be exercisable at a per share exercise price of $25.00 and are exercisable at any time and from time to time, in whole or in part, during the four and one-half year period commencing 180 days from the commencement of sales of the securities issued in this offering.

During 2021, an aggregate of 40,289 of Series A Convertible Preferred Shares were converted into 180,106 registered common shares of the Company and 144,500 Warrants were exercised for 36,125 registered common shares. The Company received $0.2 million from the Warrant exercise. At December 31, 2021, the Company had 449,673 outstanding Series A Convertible Preferred Shares and 1,590,540 Warrants (exclusive of 4,683 underwriter’s Warrants to purchase 4,683 Series A Convertible Preferred Shares and 16,000 underwriter’s warrant to purchase 16,000 common shares which remained outstanding as of December 31, 2021). During 2022, an aggregate of 200 of Series A Convertible Preferred Shares were converted into 895 registered common shares of the Company while no Warrants were exercised. After December 31, 2022 through March 31, 2023 further 29,388 Series A Convertible Preferred Shares had been converted, resulting in the issuance of 131,335 PXS common shares. At December 31, 2022, the Company had 449,473 outstanding Series A Convertible Preferred Shares and 1,590,540 Warrants (exclusive of 4,683 underwriter’s Warrants to purchase 4,683 Series A Convertible Preferred Shares and 16,000 underwriter’s warrant to purchase 16,000 common shares which remained outstanding as of December 31, 2022).

Furthermore, as of December 31, 2021 and December 31, 2022, the Company had outstanding warrants which amounted to 1,590,540, (exclusive of 4,683 underwriter’s warrants to purchase 4,683 Series A Convertible Preferred Shares at an average exercise price of $24.97 and 16,000 underwriter’s warrant to purchase 16,000 common shares with exercise price $5.60. The Company has also issued to the placement agent 428,571 non-tradeable warrants for the purchase of common shares, which can be exercised commencing one hundred eighty (180) days after the closing date, or on August 23, 2021 and expire on the five-year anniversary of the closing date, or on February 24, 2026. The initial exercise price per common share was $8.75, or 125% of the offering price of the shares. As of December 31, 2021 and December 31, 2022 all the respective non-tradeable underwriter’s warrants remain outstanding.

PYXIS TANKERS INC.

Notes to the Consolidated Financial Statements

December 31, 2021 and 2022

(Expressed in thousands of U.S. dollars, except for share and per share data)

9. Equity Capital Structure and Equity Incentive Plan: - Continued:

On November 20, 2020, the Company paid a cash dividend of $0.1991 per share on each Series A Convertible Preferred Share for the first period in November 2020. On December 21, 2020, the Company paid a cash dividend of $0.1615 per share on each Series A Convertible Preferred Share for the month of December 2020. During the months of January through December 2021, the Company paid monthly cash dividends of $0.1615 per share for each outstanding Series A Convertible Preferred Share, which aggregated to $537 for the year ended as of December 31, 2021. During the months of January through December 2022, the Company paid monthly cash dividends of $0.1615 per share for each outstanding Series A Convertible Preferred Share, which aggregated to $871 for the year ended as of December 31, 2022.

On January 4, 2021 and April 2, 2021, following the second amendment to the Amended & Restated Promissory Note, the Company issued 16,112 and 11,957, common shares respectively, at the volume weighted average closing share price for the 10-day period immediately prior to the quarter end, to settle the interest charged on the Amended & Restated Promissory Note as discussed in Note 3.

On February 24, 2021, the Company announced that it had closed definitive securities purchase agreements with a group of investors, which resulted in gross proceeds to the Company of $25,000 before deducting placement offering expenses. The Company issued 3,571,429 shares of common stock at a price of $7.00 per share. The Company used a portion of the net proceeds from the equity offering for the repayment of the Entrust Permal loan facility (see Note 8), improvement of working capital and some of the remaining proceeds for the vessel acquisition mentioned in Note 5 above. The securities offered and sold by the Company in the private placement were subsequently registered under the Securities Act, under a resale registration statement filed with the SEC which became effective on March 11, 2021. Common stock par value and additional paid in capital increased by $4 and $23,115, respectively, from the issuance of common stock under the mentioned Private Investment in Public Equity (‘‘PIPE’’). The Company also issued to the placement agent on the closing date 428,571 non-tradeable warrants for the purchase of common shares, which can be exercised commencing one hundred eighty (180) days after the closing date, or on August 23, 2021 and expire on the five-year anniversary of the closing date, or on February 24, 2026. The initial exercise price per common share was $8.75, or 125% of the Offering Price of the Shares. As of December 31, 2021, all the respective non-tradeable underwriter’s warrants remain outstanding.

On May 14, 2021, the Company filed, with the Securities and Exchange Commission (“SEC”), a registration statement on Form F-3 (the “Shelf Registration Statement”), under which the Company may sell from time to time common stock, preferred stock, debt securities, warrants, purchase contracts and units, each as described therein, in any combination, in one or more offerings up to an aggregate dollar amount of $250.0 million. The registration statement was declared effective by the SEC on May 25, 2021.

On May 27, 2021, the existing unsecured Amended and Restated Promissory Note was restructured and amended as of May 27, 2021, on the following basis: a) repayment of $1,000 in principal, b) conversion of $1,000 of principal into 272,766 restricted common shares of the Company computed on the volume weighted average closing share price for the 10 day period commencing one day after public distribution of the first quarter of 2021 results press release, and c) the remaining balance of $3,000 in principal shall have a maturity date of April 1, 2023 and interest shall accrue at annual rate of 7.5%, since June 17, 2021, payable quarterly in cash. The transaction was accounted for as a modification of the Promissory Note pursuant to ASC 470-50. With respect to the portion of the Promissory Note that was settled in common shares, the Company considered the guidance in ASC 480 that requires obligations that can be settled in shares with a fixed monetary value at settlement (e.g. share-settled debt) to be accounted pursuant to ASC 480-10-25-14.

On June 16, 2021, Nasdaq notified the Company of noncompliance with the minimum bid price of $1.00 over the previous 30 consecutive business days as required by Nasdaq’s listing rules. Following this deficiency notice, the Company was not in compliance with the minimum bid price for the second half of 2021. In mid-December 2021, NASDAQ granted an additional 180-day extension until June 13, 2022 to regain compliance.

On December 20, 2021, the Company issued 1,034,751 common shares with average price of $2.8992 per common share, to finance a portion of the acquisition price of the “Pyxis Lamda”. On the delivery date of “Pyxis Lamda”,s these 1,034,751 common shares, had a fair value of $2,172. (also refer to Note 11).

PYXIS TANKERS INC.

Notes to the Consolidated Financial Statements

December 31, 2021 and 2022

(Expressed in thousands of U.S. dollars, except for share and per share data)

9. Equity Capital Structure and Equity Incentive Plan: - Continued:

On May 11, 2022, following the Company’s annual shareholder meeting the board of directors of the Company approved the implementation of a reverse-split of our common shares at the ratio of one share for four existing common shares, effective May 13, 2022 (the “Reverse Stock Split”). Following the Reverse Stock Split, our common shares continued trading on the Nasdaq Capital Markets under its existing symbol, “PXS”, with a new CUSIP number, 71726130. The payment for fractional share interests in connection with the Reverse Stock Split reduced the outstanding common shares to 10,613,424 post-Reverse Stock Split. The Reverse Stock Split was undertaken with the objective of meeting the minimum $1.00 per share requirement for maintaining the listing of the common shares on the Nasdaq Capital Markets. Furthermore, following the Reverse Stock Split, (a) the Conversion Price, as defined in the certification of designation of the Company’s 7.75% Series A Cumulative Convertible Preferred Shares (NASDAQ Cap Mkts: PXSAP), was adjusted from $1.40 to $5.60 and (b) the Exercise Price, as defined in the Company’s warrants to purchase common shares (NASDAQ Cap Mkts: PXSAW), was adjusted from $1.40 to $5.60. All the share and per share information for all periods presented has been adjusted to reflect the one for four Reverse Stock Split.

The Company in order to regain compliance with NASDAQ minimum bid price, and effective May 13, 2022, effected a four-for-one Reverse Stock Split on its issued and outstanding common stock. All share and per share amounts disclosed in the accompanying financial statements give effect to this Reverse Stock Split retroactively, for all periods presented.

As of the date of this annual report, Mr. Valentis beneficially owned 5,705,730 or approximately 53.1% of our outstanding common shares.